Summary of significant accounting policies - Intangible assets, net (Details)	12 Months Ended
Dec. 31, 2025
Software copyright
Intangible assets, net
Estimated economic useful lives	6 years
Customer relationship
Intangible assets, net
Estimated economic useful lives	7 years